Dividends paid	12 Months Ended
Dec. 31, 2025
Dividends paid
Dividends paid

24.Dividends paid

	2025	2024
	US$’000	US$’000
Final dividend paid in respect of FY 2024 of US$0.42 (2024: in respect of FY 2023 of US$0.90) per share	63,646	118,387
Interim dividend paid in respect of Q1 2025 of US$0.28 (2024: in respect of Q1 2024 of US$1.00) per share	42,376	131,752
Interim dividend paid in respect of Q2 2025 of US$0.22 (2024: in respect of Q2 2024 of US$0.58) per share	33,295	76,709
Interim dividend paid in respect of Q3 2025 of US$0.40 (2024: in respect of Q3 2024 of US$0.42) per share	60,538	61,613
	199,855	388,461

The Board has declared a final cash dividend of US$0.57 per share for 2025, amounting to US$86.5 million. The shares will be traded ex-dividend on and after 12 March 2026. The dividend was paid on 23 March 2026 to shareholders of record as at 11 March 2026. Together with the interim dividend paid for Q1 2025 of US$0.28 per share, Q2 2025 of US$0.22 per share and Q3 2025 of US$0.40 per share, the total dividend payout for FY 2025 will amount to US$1.47 per share or US$222.7 million.